Unaudited Interim Condensed Consolidated Statements of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Treasury Shares Reserve	Foreign Currency Translation Reserve	Other Reserves	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2020	SFr 32,848,635	SFr 286,888,354	SFr (6,078,935)	SFr (657,230)	SFr 15,314,867	SFr (313,705,888)	SFr 14,609,803
Net loss for the period						(2,639,613)	(2,639,613)
Other comprehensive income for the period				464	125,401		125,865
Total comprehensive loss for the period				464	125,401	(2,639,613)	(2,513,748)
Issue of shares-third parties	6,900,000	3,199,323					10,099,323
Cost of share issuance		(1,767,053)					(1,767,053)
Value of share-based services					186,102		186,102
Movement in treasury shares:
Settlement of supplier invoices		21,284	37,382				58,666
Net sales (purchases) under liquidity agreement		8,061	(63,028)				(54,967)
Other net sales of treasury shares		41,004	39,940				80,944
Ending balance at Mar. 31, 2021	39,748,635	288,390,973	(6,064,641)	(656,766)	15,626,370	(316,345,501)	20,699,070
Beginning balance at Dec. 31, 2020	32,848,635	286,888,354	(6,078,935)	(657,230)	15,314,867	(313,705,888)	14,609,803
Net loss for the period						(7,329,762)	(7,329,762)
Other comprehensive income for the period				1,696	251,462		253,158
Total comprehensive loss for the period				1,696	251,462	(7,329,762)	(7,076,604)
Issue of shares-third parties	6,900,000	3,199,323					10,099,323
Issue of treasury shares	9,524,317		(9,524,317)
Cost of share issuance		(1,902,487)					(1,902,487)
Value of share-based services					522,951		522,951
Movement in treasury shares:
Settlement of supplier invoices		35,115	80,306				115,421
Net sales (purchases) under liquidity agreement		(4,422)	(22,203)				(26,625)
Other net sales of treasury shares		41,004	39,940				80,944
Ending balance at Jun. 30, 2021	49,272,952	288,256,887	(15,505,209)	(655,534)	16,089,280	(321,035,650)	16,422,726
Beginning balance at Mar. 31, 2021	39,748,635	288,390,973	(6,064,641)	(656,766)	15,626,370	(316,345,501)	20,699,070
Net loss for the period						(4,690,149)	(4,690,149)
Other comprehensive income for the period				1,232	126,061		127,293
Total comprehensive loss for the period				1,232	126,061	(4,690,149)	(4,562,856)
Issue of treasury shares	9,524,317		(9,524,317)
Cost of share issuance		(135,434)					(135,434)
Value of share-based services					336,849		336,849
Movement in treasury shares:
Settlement of supplier invoices		13,831	42,924				56,755
Net sales (purchases) under liquidity agreement		(12,483)	40,825				28,342
Ending balance at Jun. 30, 2021	49,272,952	288,256,887	(15,505,209)	(655,534)	16,089,280	(321,035,650)	16,422,726
Beginning balance at Dec. 31, 2021	49,272,952	283,981,361	(11,703,279)	(657,525)	25,095,393	(329,057,802)	16,931,100
Net loss for the period						(5,823,735)	(5,823,735)
Other comprehensive income for the period				27	665,819		665,846
Total comprehensive loss for the period				27	665,819	(5,823,735)	(5,157,889)
Issue of treasury shares	16,000,000		(16,000,000)
Cost of share issuance		(210,633)					(210,633)
Related costs of sales shelf- registration		(2,223)					(2,223)
Cost of pre-funded warrants sold					(36,534)		(36,534)
Value of share-based services					1,440,052		1,440,052
Movement in treasury shares:
Net sales (purchases) under liquidity agreement		(26,252)	17,692				(8,560)
Ending balance at Mar. 31, 2022	65,272,952	283,742,253	(27,685,587)	(657,498)	27,164,730	(334,881,537)	12,955,313
Beginning balance at Dec. 31, 2021	49,272,952	283,981,361	(11,703,279)	(657,525)	25,095,393	(329,057,802)	16,931,100
Net loss for the period						(13,044,987)	(13,044,987)
Other comprehensive income for the period				235	1,144,768		1,145,003
Total comprehensive loss for the period				235	1,144,768	(13,044,987)	(11,899,984)
Issue of treasury shares	16,000,000		(16,000,000)
Cost of share issuance		(215,633)					(215,633)
Related costs of sales shelf- registration		(2,223)					(2,223)
Cost of pre-funded warrants sold					(36,534)		(36,534)
Value of share-based services					2,099,311		2,099,311
Movement in treasury shares:
Net sales (purchases) under liquidity agreement		(47,042)	33,457				(13,585)
Ending balance at Jun. 30, 2022	65,272,952	283,716,463	(27,669,822)	(657,290)	28,302,938	(342,102,789)	6,862,452
Beginning balance at Mar. 31, 2022	65,272,952	283,742,253	(27,685,587)	(657,498)	27,164,730	(334,881,537)	12,955,313
Net loss for the period						(7,221,252)	(7,221,252)
Other comprehensive income for the period				208	478,949		479,157
Total comprehensive loss for the period				208	478,949	(7,221,252)	(6,742,095)
Cost of share issuance		(5,000)					(5,000)
Value of share-based services					659,259		659,259
Movement in treasury shares:
Net sales (purchases) under liquidity agreement		(20,790)	15,765				(5,025)
Ending balance at Jun. 30, 2022	SFr 65,272,952	SFr 283,716,463	SFr (27,669,822)	SFr (657,290)	SFr 28,302,938	SFr (342,102,789)	SFr 6,862,452